Document and Entity Information	Oct. 10, 2017
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Oct. 10, 2017
Document Effective Date	Oct. 10, 2017
Prospectus Date	Mar. 01, 2017
Eaton Vance Multi-Strategy Absolute Return Fund | Class A
Risk/Return:
Trading Symbol	EADDX
Eaton Vance Multi-Strategy Absolute Return Fund | Class B
Risk/Return:
Trading Symbol	EBDDX
Eaton Vance Multi-Strategy Absolute Return Fund | Class C
Risk/Return:
Trading Symbol	ECDDX
Eaton Vance Multi-Strategy Absolute Return Fund | Class I
Risk/Return:
Trading Symbol	EIDDX
Eaton Vance Multi-Strategy All Market Fund | Class A
Risk/Return:
Trading Symbol	EAAMX
Eaton Vance Multi-Strategy All Market Fund | Class I
Risk/Return:
Trading Symbol	EIAMX
Eaton Vance Multi-Strategy All Market Fund | Class C
Risk/Return:
Trading Symbol	ECAMX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class A
Risk/Return:
Trading Symbol	EAEAX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class B
Risk/Return:
Trading Symbol	EBEAX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class C
Risk/Return:
Trading Symbol	ECEAX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class I
Risk/Return:
Trading Symbol	EIEAX
Eaton Vance Tax-Managed Global Dividend Income Fund | Class A
Risk/Return:
Trading Symbol	EADIX
Eaton Vance Tax-Managed Global Dividend Income Fund | Class B
Risk/Return:
Trading Symbol	EBDIX
Eaton Vance Tax-Managed Global Dividend Income Fund | Class C
Risk/Return:
Trading Symbol	ECDIX
Eaton Vance Tax-Managed Global Dividend Income Fund | Class I
Risk/Return:
Trading Symbol	EIDIX
Eaton Vance Tax-Managed Global Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	ESVAX
Eaton Vance Tax-Managed Global Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	ESVCX
Eaton Vance Tax-Managed Global Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	ESVIX
Eaton Vance Tax-Managed Multi-Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	EACPX
Eaton Vance Tax-Managed Multi-Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	ECCPX
Eaton Vance Tax-Managed Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	ETMGX
Eaton Vance Tax-Managed Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	ECMGX
Eaton Vance Tax-Managed Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	EIMGX
Eaton Vance Tax-Managed Value Fund | Class A
Risk/Return:
Trading Symbol	EATVX
Eaton Vance Tax-Managed Value Fund | Class C
Risk/Return:
Trading Symbol	ECTVX
Eaton Vance Tax-Managed Value Fund | Class I
Risk/Return:
Trading Symbol	EITVX